Note 19 - Financial Instruments (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value		$ 85
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	$ 112
Interest Rate Swap [Member]
Derivative Assets (Liabilities), at Fair Value, Net	$ 1,051	$ (15,314)